RESTRUCTURING	12 Months Ended
Dec. 31, 2021
RESTRUCTURING
RESTRUCTURING

17. RESTRUCTURING

During the year ended December 31, 2017, the Company initiated a plan to perform a companywide reorganization (the “2017 Restructuring Plan”) which resulted in the realignment of reporting structures and elimination of redundant positions. In addition, prior to the sale of Mustang, all of the foregoing operations were relocated into existing facilities. These initiatives consisted of one-time termination benefits and other shutdown costs that continued through the year ended December 31, 2020. During the year ended December 31, 2020, we incurred and paid $160 of restructuring charges related to the 2017 Restructuring Plan. We have incurred $5,080 of cumulative restructuring charges since the commencement of the 2017 Restructuring Plan.

During the year ended December 31, 2021, the Company initiated and completed a plan to consolidate operations in the U.K. and incurred and paid $395 of restructuring changes.

Restructuring expenses are included within restructuring and transactions costs in the Company’s consolidated statements of operations and comprehensive income.